Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2021